Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financials instruments [Abstract]
Disclosure of detailed information about other financial assets [Text Block]
12.1	Types of other current and non-current financial assets

Description of other financial assets	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Financial assets at amortized cost (1)	905,170	345,459
Derivative financial instruments
- For hedging	12,625	-
- Non-hedging (2)	1,254	2,610
Total other current financial assets	919,049	348,069
Financial assets at fair value through other comprehensive income (4) (5)	8,932	14,569
Derivative financial instruments
- For hedging	245	37,276
Other financial assets at amortized cost	91	80
Total other non-current financial assets	9,268	51,925

Disclosure of detailed information about other non current financial assets [Text Block]
Institution	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Banco de Crédito e Inversiones	34,325	185,589
Banco Santander (3)	65,899	45,168
Banco Itaú CorpBanca	195,471	49,006
Banco de Chile	-	-
Scotiabank Sud Americano	289,421	31,668
Sumitomo Mitsui Banking	320,054	-
JP Morgan Asset Management	-	34,028
Total	905,170	345,459

Disclosure of trade and other receivables [text block]
12.2	Trade and other receivables
	As of December 31, 2021			As of December 31, 2020
Trade and other receivables	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, current	590,312	-	590,312	313,265	-	313,265
Prepayments, current	49,168	-	49,168	19,900	-	19,900
Other receivables, current	14,593	6,172	20,765	32,041	11,165	43,206
Total trade and other receivables	654,073	6,172	660,245	365,206	11,165	376,371

See discussion about credit risk in Note 4.2.

	As of December 31, 2021			As of December 31, 2020
Trade and other receivables	Gross receivables	Impairment provision for doubtful receivables	Trade receivables, net	Gross receivables	Impairment provision for doubtful receivables	Trade receivables, net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Receivables related to credit operations, current	600,664	(10,352)	590,312	327,586	(14,321)	313,265
Prepayments, current	49,952	(784)	49,168	20,684	(784)	19,900
Other receivables, current	17,456	(2,863)	14,593	36,664	(4,623)	32,041
Other receivables, non-current	6,172	-	6,172	11,165	-	11,165
Total trade and other receivables	674,244	(13,999)	660,245	396,099	(19,728)	376,371

Disclosure of financial assets that are either past due or impaired [text block]
As of December 31, 2021, and 2020 the detail of the renegotiated portfolio is as follows:

As of December 31, 2021
Portfolio analysis
Past due segments	Number of customers with non-renegotiated portfolio	Gross non-renegotiated portfolio ThUS$	Number of customers with renegotiated portfolio	Gross renegotiated portfolio ThUS$
Current	1,279	570,899	7	130
1 - 30 days	112	22,632	-	-
31 - 60 days	18	2,114	-	-
61 - 90 days	11	1,015	-	-
91 - 120 days	7	202	-	-
121 - 150 days	3	43	-	-
151 - 180 days	3	4	-	-
181 - 210 days	3	130	-	-
211 - 250 days	1	1	2	4
>250 days	80	2,597	117	893
Total	1,517	599,637	126	1,027

As of December 31, 2020
Portfolio analysis
Past due segments	Number of customers with non-renegotiated portfolio	Gross non-renegotiated portfolio ThUS$	Number of customers with renegotiated portfolio	Gross renegotiated portfolio ThUS$
Current	1,281	301,939	23	179
1 - 30 days	119	12,140	8	60
31 - 60 days	12	1,226	-	-
61 - 90 days	5	159	-	-
91 - 120 days	5	1,448	1	41
121 - 150 days	2	2,384	2	2
151 - 180 days	3	1,398	4	12
181 - 210 days	1	-	2	5
211 - 250 days	3	2	6	114
>250 days	156	5,030	64	1,447
Total	1,587	325,726	110	1,860

Disclosure of detailed information about expected credit exposure of accounts receivable based on aging analysis [Table Text Block]

As of December 31, 2021
	Trade accounts receivable days past due
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade	Trade receivables due from related parties
						ThUS$	ThUS$
Expected Loss Rate on	1%	8%	32%	34%	71%	-	-
Total Gross Book Value	571,029	22,633	2,113	1,015	3,874	600,664	86,869
Impairment Estimate	4,724	1,856	673	346	2,753	10,352	717

As of December 31, 2020
	Trade accounts receivable days past due
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade	Trade receivables due from related parties
						ThUS$	ThUS$
Expected Loss Rate on	1%	10%	39%	52%	79%	-	-
Total Gross Book Value	302,118	12,200	1,226	159	11,883	327,586	70,146
Impairment Estimate	3,187	1,207	477	83	9,367	14,321	7,545

Disclosure of detailed information about movement in provision of trade receivables [Table Text Block]
As of December 31, 2021, and 2020, movements in provisions are as follows:

Provisions	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Impairment provision of Accounts receivable at the beginning of the year	27,273	32,707
Increase (decrease) impairment of accounts receivable	235	(4,684)
Write-off of receivables	(11,091)	(750)
Difference in exchange rate	(1,701)	-
Impairment provision of Accounts Receivable Provision at the end of the year	14,716	27,273
(1) Trade and other Receivables Provision	10,352	14,321
(2) Current other Receivables Provision	3,647	5,407
(3) Trade receivables with related parties, current Provision	717	7,545
Recovery of Insurance	210	347

Impairment provision of Accounts Receivable	14,716	27,273
Renegotiated receivables	910	1,728
Non-renegotiated receivables	13,806	25,545

Disclosure of allowance for credit losses [text block]
As of December 31, 2021	Assets	Liabilities	Total Realized	Hedging Reserve in Gross Equity (1)
Type of Instrument: Cross currency interest rate swaps UF/CLP
Cash flow hedge derivatives
Short term	12,625	8,954
Long term	245	72,900
Underlying Debt Hedge	12,870	81,854	(22,455)	(46,529)
Type of Instrument: Forwards/Options
Non-hedge derivatives with effect on income
Short term	1,254	1,672
Underlying Investments Hedge	1,254	1,672	4,694	-
Total Instrumentos	14,124	83,526	(17,761)	(46,529)

As of December 31, 2020	Assets	Liabilities	Total Realized	Hedging Reserve in Gross Equity (1)
Type of Instrument: Cross currency interest rate swaps UF/CLP
Cash flow hedge derivatives
Short term	-	26,699
Long term	37,276	13,511
Underlying Debt Hedge	37,276	40,210	(9,167)	(6,233)
Type of Instrument: Forwards/Options
Non-hedge derivatives with effect on income
Short term	2,610	5,393
Underlying Investments Hedge	2,610	5,393	(9,049)	-
Total Instruments	39,886	45,603	(18,216)	6,233
Hedging Effect in Profit and Equity for the year as of December 31, 2021	Variation Total	Effect on Profit or Loss	Hedge Reserves from Variation in Gross Hedges
Analysis Effect by Type of Coverage
Hedging in Current and Non-Current Assets	(24,406)
Hedging in Current and Non-Current Liabilities	41,644
Total Hedge Effect in Profit or Loss and Equity for the period	17,238	(13,288)	30,526

Disclosure of maturity analysis for derivative financial liabilities [text block]
Derivative contract maturities are detailed as follows:

Series	Contract amount	Currency	Maturity date
	ThUS$
H	119,938	UF	01/04/2023
O	58,748	UF	02/01/2022
P	134,228	UF	01/15/2028
Q	106,933	UF	06/01/2030

Disclosure of financial liabilities [text block]
As of December 31, 2021 and 2020, the detail is as follows:

	As of December 31, 2021			As of December 31, 2020
Other current and non-current financial liabilities	Currents	Non-Current	Total	Currents	Non-Current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Liabilities at amortized cost
Bank borrowings	85	69,613	69,698	82	69,376	69,458
Obligations with the public	40,594	2,445,219	2,485,813	36,781	1,816,626	1,853,407
Derivative financial instruments
For hedging	8,954	72,900	81,854	26,699	13,511	40,210
Non-Hedging	1,672	-	1,672	5,393	-	5,393
Total	51,305	2,587,732	2,639,037	68,955	1,899,513	1,968,468

Disclosure of detailed information about borrowings [text block]
As of December 31, 2021 and 2020, the detail is as follows:

Current and non-current bank borrowings	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Current borrowings	85	82
Non-current borrowings	69,613	69,376
Current and non-current bank borrowings	69,698	69,458

Disclosure of detailed information about short term borrowings [Text Block]
As of December 31, 2021, and 2020, the detail of this caption is as follows:

Debtor			Creditor
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank Cayman	USA	US$	Upon maturity	05/31/2022	0.82%	1.36%

Debtor	Creditor	Nominal amounts as of December 31, 2021			Current amounts as of December 31, 2021
Company	Financial institution	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	-	-	85	-	85	-	85
Total		-	-	-	85	-	85	-	85

Debtor			Creditor
Tax ID No	Company	Country	Tax ID No.	Financial institution	Country	Currency or adjustment index	Repayment	maturity	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank Cayman	USA	US$	Upon maturity	05/31/2022	1.00%	1.36%

Debtor	Creditor	Nominal amounts as of December 31, 2020			Current amounts as of December 31, 2020
		Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
Company	Financial institution	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	-	-	-	82	82	-	82
Total		-	-	-	-	82	82	-	82

Disclosure of detailed information about current maturities of unsecured obligations [Text Block]
As of December 31, 2021, and 2020, the detail of current unsecured interest-bearing obligations is composed of promissory notes and bonds, as follows:

Debtor							Periodicity
Tax ID No.	Company	Country	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01/28/2022	US$	Semiannual	Upon maturity	1.56%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04/03/2022	US$	Semiannual	Upon maturity	0.74%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05/07/2022	US$	Semiannual	Upon maturity	3.23%	4.25%
93.007.000-9	SQM S.A.	Chile	-	MUS$400	01/22/2022	US$	Semiannual	Upon maturity	4.00%	4.25%
93.007.000-9	SQM S.A.	Chile	-	MUS$700	03/10/2022	US$	Semiannual	Upon maturity	3.62%	3.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2022	UF	Semiannual	Semiannual	1.75%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2022	UF	Semiannual	Upon maturity	2.06%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2022	UF	Semiannual	Upon maturity	2.04%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2022	UF	Semiannual	Upon maturity	2.72%	3.45%

Effective rates of bonds in Pesos and UF are expressed and calculated in Dollars based on the flows agreed in Cross Currency Swap Agreements.

			Nominal amounts as of December 31, 2021			Carrying amounts of maturities as of December 31, 2021
Company	Country	Series	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	MUS$250	4,648	-	4,648	4,648	-	4,648	(433)	4,215
SQM S.A.	Chile	MUS$300	-	2,658	2,658	-	2,658	2,658	(614)	2,044
SQM S.A.	Chile	MUS$450	-	2,869	2,869	-	2,869	2,869	(679)	2,190
SQM S.A.	Chile	MUS$400	7,508	-	7,508	7,508	-	7,508	(237)	7,271
SQM S.A.	Chile	MUS$700	6,874	-	6,874	6,874	-	6,874	(552)	6,322
SQM S.A.	Chile	H	16,026	-	16,026	16,026	-	16,026	(172)	15,854
SQM S.A.	Chile	O	863	-	863	863	-	863	(82)	781
SQM S.A.	Chile	P	1,636	-	1,636	1,636	-	1,636	(12)	1,624
SQM S.A.	Chile	Q	-	314	314	-	314	314	(21)	293
Total			37,555	5,841	43,396	37,555	5,841	43,396	(2,802)	40,594
Debtor							Periodicity
Tax I No.	Company	Country	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01/28/2021	US$	Semiannual	Upon maturity	1.95%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04/03/2021	US$	Semiannual	Upon maturity	1.08%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05/07/2021	US$	Semiannual	Upon maturity	3.59%	4.25%
93.007.000-9	SQM S.A.	Chile	-	MUS$400	01/22/2021	US$	Semiannual	Upon maturity	4.17%	4.25%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2021	UF	Semiannual	Semiannual	0.58%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2021	UF	Semiannual	Upon maturity	2.24%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2021	UF	Semiannual	Upon maturity	2.37%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2021	UF	Semiannual	Upon maturity	2.92%	3.45%

Effective rates of bonds in Pesos and UF are expressed and calculated in Dollars based on the flows agreed in Cross Currency Swap Agreements.

			Nominal amounts as of December 31, 2020			Carrying amounts of maturities as of December 31, 2020
Company	Country	Series	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	MUS$250	4,648	-	4,648	4,648	-	4,648	(433)	4,215
SQM S.A.	Chile	MUS$300	-	2,658	2,658	-	2,658	2,658	(614)	2,044
SQM S.A.	Chile	MUS$450	7,508	-	7,508	7,508	-	7,508	(679)	6,829
SQM S.A.	Chile	MUS$400	-	2,869	2,869	-	2,869	2,869	(237)	2,632
SQM S.A.	Chile	H	18,212	-	18,212	18,212	-	18,212	(172)	18,040
SQM S.A.	Chile	O	962	-	962	962	-	962	(82)	880
SQM S.A.	Chile	P	1,824	-	1,824	1,824	-	1,824	(12)	1,812
SQM S.A.	Chile	Q	-	350	350	-	350	350	(21)	329
Total			33,154	5,877	39,031	33,154	5,877	39,031	(2,250)	36,781

Disclosure of detailed information about non current maturities of unsecured obligations [Text Block]
The following table shows the details of bank loans as of December 31, 2021 and 2020:

Debtor			Creditor
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	Currency or adjustment index	Type of amortization	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank Cayman	USA	US$	Maturity	2.05%	1.36%

Debtor	Creditor	Nominal non-current maturities as of December 31, 2021				Carrying amounts of maturities as of December 31, 2021
Company	Financial institution	Between 1 and 2	Between 2 and 3	Between 3 and 4	Total	Between 1 and 2	Between 2 and 3	Between 3 and 4	Subtotal	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	70,000	-	-	70,000	70,000	-	-	70,000	(387)	69,613
Total		70,000	-	-	70,000	70,000	-	-	70,000	(387)	69,613

Debtor			Creditor
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	Currency or adjustment index	Type of amortization	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank Cayman	USA	US$	Maturity	1.98%	1.36%

Debtor	Creditor	Nominal non-current maturities as of December 31, 2020				Carrying amounts of maturities as of December 31, 2020
Company	Financial institution	Between 1 and 2	Between 2 and 3	Between 3 and 4	Total	Between 1 and 2	Between 2 and 3	Between 3 and 4	Subtotal	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	70,000	-	70,000	-	70,000	-	70,000	(624)	69,376
Total		-	70,000	-	70,000	-	70,000	-	70,000	(624)	69,376
The following table shows the details of “unsecured debentures that accrue non-current interest” as of December 31, 2021, and 2020:

Debtor							Periodicity
Tax ID No.	Company	Country	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01/28/2025	US$	Semiannual	Upon maturity	4.08%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04/03/2023	US$	Semiannual	Upon maturity	3.42%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05/07/2029	US$	Semiannual	Upon maturity	4.10%	4.25%
93.007.000-9	SQM S.A.	Chile	-	MUS$400	01/22/2050	US$	Semiannual	Upon maturity	4.19%	4.25%
93.007.000-9	SQM S.A.	Chile	-	MUS$700	09/10/2051	US$	Semiannual	Upon maturity	3.43%	3.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.76%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.69%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.43%	3.45%

	Nominal non-current maturities as of December 31, 2021						Carrying amounts of maturities as of December 31, 2021
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	-	-	250,000	-	-	250,000	-	-	250,000	-	-	250,000	(903)	249,097
MUS$300	300,000	-	-	-	-	300,000	300,000	-	-	-	-	300,000	(168)	299,832
MUS$450	-	-	-	-	450,000	450,000	-	-	-	-	450,000	450,000	(4,343)	445,657
MUS$400	-	-	-	-	400,000	400,000	-	-	-	-	400,000	400,000	(6,347)	393,653
MUS$700	-	-	-	-	700,000	700,000	-	-	-	-	700,000	700,000	(15,836)	684,164
H	-	-	-	-	100,064	100,064	-	-	-	-	100,064	100,064	(1,206)	98,858
O	-	-	-	-	55,035	55,035	-	-	-	-	55,035	55,035	(822)	54,213
P	-	-	-	-	110,070	110,070	-	-	-	-	110,070	110,070	(65)	110,005
Q	-	-	-	-	110,070	110,070	-	-	-	-	110,070	110,070	(330)	109,740
Total	300,000	-	250,000	-	1,925,239	2,475,239	300,000	-	250,000	-	1,925,239	2,475,239	(30,020)	2,445,219
Debtor							Periodicity
Tax ID No.	Company	Country	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01/28/2025	US$	Semiannual	Upon maturity	4.08%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04/03/2023	US$	Semiannual	Upon maturity	3.43%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05/07/2029	US$	Semiannual	Upon maturity	4.18%	4.25%
93.007.000-9	SQM S.A.	Chile	-	MUS$400	01/22/2050	US$	Semiannual	Upon maturity	4.22%	4.25%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.76%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.68%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.43%	3.45%

	Nominal non-current maturities as of December 31, 2020						Carrying amounts of maturities as of December 31, 2020
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	-	-	-	250,000	-	250,000	-	-	-	250,000	-	250,000	(1,336)	248,664
MUS$300	-	300,000	-	-	-	300,000	-	300,000	-	-	-	300,000	(781)	299,219
MUS$450	-	-	-	-	450,000	450,000	-	-	-	-	450,000	450,000	(5,020)	444,980
MUS$400	-	-	-	-	400,000	400,000	-	-	-	-	400,000	400,000	(6,582)	393,418
H	-	-	-	-	126,386	126,386	-	-	-	-	126,386	126,386	(1,378)	125,008
O	-	-	-	-	61,334	61,334	-	-	-	-	61,334	61,334	(904)	60,430
P	-	-	-	-	122,668	122,668	-	-	-	-	122,668	122,668	(77)	122,591
Q	-	-	-	-	122,668	122,668	-	-	-	-	122,668	122,668	(352)	122,316
Total	-	300,000	-	250,000	1,283,056	1,833,056	-	300,000	-	250,000	1,283,056	1,833,056	(16,430)	1,816,626

Disclosure of information about issue of series H bonds [Text Block]
For the periods ended December 31, 2021, and 2020, the Company has made the following payments with a charge to the Series H bonds and their associated CCS hedging:

Payments made	December 31, 2021	December 31, 2020	December 31, 2019
	ThUS$	ThUS$	ThUS$
Payments of interest, Series H bonds	6,661	6,601	7,868
CCS Coverage	1,598	2,575	1,952

Disclosure of information about second issue of single series bonds [Text Block]
For the periods ended December 31, 2021 and 2020, the detail of payments charged to the line of single series bonds, second issue is as follows.

Payments made	December 31, 2021	December 31, 2020	December 31, 2019
	ThUS$	ThUS$	ThUS$
Payments of interest	-	6,875	13,750

Disclosure of information about issue of series O bonds [Text Block]
For the periods ended December 31, 2021, and 2020, the Company has made the following payments with a charge to Series O bonds and their associated CCS hedging:

Payments made	December 31, 2021	December 31, 2020	December 31, 2019
	ThUS$	ThUS$	ThUS$
Payments of interest, Series O bonds	2,225	2,070	2,308
CCS Coverage	438	599	354

Disclosure of information about third issue of single series bonds [Text Block]
For the periods ended December 31, 2021, and 2020, the following payments have been made with a debit to the line of single-series bonds, third issue:

Payments made	December 31, 2021	December 31, 2020	December 31, 2019
	ThUS$	ThUS$	ThUS$
Payments of interest	10,875	10,875	10,875

Disclosure of information about fourth issue of single series bonds [Text Block]
For the periods ended on December 31, 2021 and 2020, the following payments have been made.

Payments made	December 31, 2021	December 31, 2020	December 31, 2019
	ThUS$	ThUS$	ThUS$
Payments of interest	10,938	10,938	10,938

Disclosure of information about issue of series P bonds [Table Text Block]
For the periods ended on December 31, 2021 and 2020, the following payments and their associated CCS have been made:

Payments made	December 31, 2021	December 31, 2020	December 31, 2019
	ThUS$	ThUS$	ThUS$
Payments of interest, Series P bonds	3,835	3,534	3,960
CCS Coverage	3,119	3,439	2,995

Disclosure of information about issue of series Q bonds [Table Text Block]
For the periods ended December 31, 2021 and 2020, the following payments have been made:

Payments made	December 31, 2021	December 31, 2020	December 31, 2019
	ThUS$	ThUS$	ThUS$
Payments of interest, Series Q bonds	3,990	3,769	3,791
CCS Coverage	1,919	1,021	-

Disclosure of information about fifth issue of single series bonds [Text Block]
For the periods ended on December 31, 2021 and 2020, the following payments have been made:

Payments made	December 31, 2021	December 31, 2020	December 31, 2019
	ThUS$	ThUS$	ThUS$
Payments of interest	19,125	19,125	9,563

Disclosure of information about sixth issue of single series bonds [Text Block]
For the periods ended on December 31, 2021 and 2020, the following payments have been made:

Payments made	December 31, 2021	December 31, 2020	December 31, 2019
	ThUS$	ThUS$	ThUS$
Payments of interest	17,000	8,500	-

Disclosure of trade and other payables [text block]
12.5	Trade and other payables

a)	Details trade and other payables

	As of December 31, 2021			As of December 31, 2020
Details trade and other payables	Current	Non-current	Current	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accounts payable	279,092	-	279,092	203,346	-	203,346
Other accounts payable	558	-	558	587	-	587
Prepayments from customers	-	3,813	3,813	-	4,027	4,027
Total	279,650	3,813	283,463	203,933	4,027	207,960

Disclosure of detailed information about the current and past due suppliers [Text Block]
As of December 31, 2021, and 2020, the balance of current and past due accounts payable is made up as follows:

Suppliers current on all payments

	Amounts according to payment periods as of December 31, 2021
Type of Supplier	Up to 30 Days	31 - 60 days	61 - 90 Days	91 - 120 days	121 - 365 days	366 and more days	Total
							ThUS$
Goods	148,045	1,799	1,425	-	120	3,813	155,202
Services	80,089	335	109	2	78	-	80,613
Others	31,949	-	-	-	-	-	31,949
Total	260,083	2,134	1,534	2	198	3,813	267,764

	Amounts according to payment periods as of December 31, 2020
Type of Supplier	Up to 30 Days	31 - 60 days	61 - 90 Days	91 - 120 days	121 - 365 days	366 and more days	Total
							ThUS$
Goods	111,323	1,947	123	31	5	4,027	117,456
Services	46,187	1,380	16	757	86	-	48,426
Others	29,325	7	-	-	-	-	29,332
Total	186,835	3,334	139	788	91	4,027	195,214
Suppliers past due on payments

	Amounts according to payment periods as of December 31, 2021
Type of Supplier	Up to 30 Days	31 - 60 days	61 - 90 Days	91 - 120 days	121 - 365 days	366 and more days	Total
							ThUS$
Goods	7,688	30	5	1	37	-	7,761
Services	4,055	108	533	34	181	-	4,911
Others	2,340	16	73	35	5	-	2,469
Total	14,083	154	611	70	223	-	15,141

	Amounts according to payment periods as of December 31, 2020
Type of Supplier	Up to 30 Days	31 - 60 days	61 - 90 Days	91 - 120 days	121 - 365 days	366 and more days	Total
							ThUS$
Goods	1,305	59	47	39	517	-	1,967
Services	2,298	764	-	453	505	-	4,020
Others	3,258	150	371	118	2,275	-	6,172
Total	6,861	973	418	610	3,297	-	12,159

Disclosure of detailed information about categories of financial assets [Text Block]
a)	Financial Assets

	As of December 31, 2021			As of December 31, 2020
Description of financial assets	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalent	1,515,051	-	1,515,051	509,102	-	509,102
Trade receivables due from related parties at amortized cost	86,152	-	86,152	62,601	-	62,601
Financial assets measured at amortized cost	905,170	91	905,261	345,459	80	345,539
Trade and other receivables	654,073	6,172	660,245	365,206	11,165	376,371
Total financial assets measured at amortized cost	3,160,446	6,263	3,166,709	1,282,368	11,245	1,293,613
Financial instruments for hedging purposes	12,625	245	12,870	-	37,276	37,276
Financial instruments held for trading	1,254	-	1,254	2,610	-	2,610
Financial assets classified as available for sale at fair value through equity	-	8,932	8,932	-	14,569	14,569
Total financial assets at fair value	13,879	9,177	23,056	2,610	51,845	54,455
Total financial assets	3,174,325	15,440	3,189,765	1,284,978	63,090	1,348,068

Disclosure of detailed information about categories of financial liabilities [Text Block]

b)	Financial Liabilities

	As of December 31, 2021			As of December 31, 2020
Description of financial liabilities	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
For hedging purposes through equity	8,954	72,900	81,854	26,699	13,511	40,210
Held for trading at fair value through profit or loss	1,672	-	1,672	5,393	-	5,393
Financial liabilities at fair value	10,626	72,900	83,526	32,092	13,511	45,603
Bank loans	85	69,613	69,698	82	69,376	69,458
Obligations to the public	40,594	2,445,219	2,485,813	36,781	1,816,626	1,853,407
Lease Liabilities	7,704	46,519	54,223	5,528	25,546	31,074
Trade and other payables	279,650	3,813	283,463	203,933	4,027	207,960
Trade payables due to related parties	-	-	-	606	-	606
Total financial liabilities at amortized cost	328,033	2,565,164	2,893,197	246,930	1,915,575	2,162,505
Total financial liabilities	338,659	2,638,064	2,976,723	279,022	1,929,086	2,208,108

Disclosure of fair value measurement [text block]
	As of December 31, 2021			Measurement Methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized Cost	Fair value ( disclosure purposes)	Fair value recognized	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	1,515,051	1,515,051	-	-	1,515,051	-
Other current financial assets
- Time deposits	905,170	905,170	-	-	905,170	-
- Derivative financial instruments
- Forwards	-	-	1,031	-	1,031	-
- Options	-	-	223	-	223	-
- Hedging assets	-	-	-	-	-	-
- Swaps	-	-	12,613	-	12,613	-
Non-current accounts receivable	6,172	6,172	-	-	-	-
Other non-current financial assets:
- Other	91	91	-	-	91	-
- Equity instruments	-	-	8,932	8,932	-	-
- Hedging assets – Swaps	-	-	-	-	-	-
Other current financial liabilities
- Bank borrowings	85	85	-	-	85	-
- Derivative instruments	-	-	-	-	-	-
- Forwards	-	-	1,270	-	1,270	-
- Options	-	-	402	-	402	-
- Hedging liabilities – Swaps	-	-	8,954	-	8,954	-
- Swaps hedges, investments	-	-	-	-	-	-
- Unsecured obligations	40,594	40,594	-	-	40,594	-
- Current lease liabilities	7,704	7,704	-	-	7,704	-
Other non-current financial liabilities
- Bank borrowings	69,613	70,497	-	-	70,497	-
- Unsecured obligations	2,445,219	2,871,005	-	-	2,871,005	-
- Non-current hedging liabilities	-	-	72,900	-	72,900	-
- Non-current lease liabilities	46,519	34,521	-	-	34,521	-

	As of December 31, 2020			Measurement Methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized Cost	Fair value ( disclosure purposes)	Fair value recognized	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	509,102	509,102	-	-	509,102	-
Other current financial assets
- Time deposits	345,459	345,459	-	-	345,459	-
- Derivative financial instruments
- Forwards	-	-	2,263	-	2,263	-
- Options	-	-	347	-	347	-
Non-current accounts receivable	11,165	11,165	-	-	-	-
Other non-current financial assets:
- Other	80	80	-	-	80	-
- Equity instruments	-	-	14,569	14,569	-	-
- Hedging assets – Swaps	-	-	37,276	-	37,276	-
Other current financial liabilities
- Bank borrowings	82	82	-	-	82	-
- Derivative instruments	-	-	-	-	-	-
- Forwards	-	-	4,614	-	4,614	-
- Options	-	-	780	-	780	-
- Hedging liabilities – Swaps	-	-	5,695	-	5,695	-
- Swaps	-	-	21,004	-	21,004	-
- Unsecured obligations	36,781	36,781	-	-	36,781	-
- Current lease liabilities	5,528	5,528	-	-	5,528	-
Other non-current financial liabilities
- Bank borrowings	69,376	71,029	-	-	71,029	-
- Unsecured obligations	1,816,626	2,355,943	-	-	2,355,943	-
- Non-current hedging liabilities	-	-	13,511	-	13,511	-
- Non-current lease liabilities	25,546	26,027	-	-	26,027	-

Schedule of detailed information about net debt explanatory

Net debt	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Cash and cash equivalents	1,515,051	509,102
Other current financial assets	919,049	348,069
Other non-current financial hedge assets	245	37,276
Other current financial liabilities	(51,305)	(68,955)
Lease liabilities, current	(7,704)	(5,528)
Other non-current financial liabilities	(2,587,732)	(1,899,513)
Non-current Lease liabilities	(46,519)	(25,546)
Total	(258,915)	(1,105,095)

Schedule of detailed information about changes in net debt explanatory
		From cash flow			Not from cash flow
Net debt	As of December 31, 2020	Amounts from loans	Amounts from interests	Other cash income/expenses	Hedging and non- hedging instruments	Exchange rate differences	Others	As of December 31, 2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with the public and bank loans	(1,922,864)	(685,130)	75,578	16,570	-	44,473	(84,138)	(2,555,511)
Current and non-current lease liabilities	(31,074)	7,960	1,587	-	-	181	(32,877)	(54,223)
Financial instruments derived from hedging	18,070	(760)	7,238	-	(45,017)	-	(61,128)	(81,597)
Current and non-current financial liabilities	(1,935,868)	(677,930)	84,403	16,570	(45,017)	44,654	(178,143)	(2,691,331)
Cash and cash equivalents	509,102	-	-	1,022,061	-	(16,112)	-	1,515,051
Deposits that do not qualify as cash and cash equivalents	345,459	-	(2,747)	585,106	-	(27,315)	4,667	905,170
Derivatives from hedge assets	(21,004)	-	-	9,405	23,082	-	1,130	12,613
Derivatives from other financial non-hedge assets	(2,784)	-	-	(2,327)	4,693	-	-	(418)
Total	(1,105,095)	(677,930)	81,656	1,630,815	(17,242)	1,227	(172,346)	(258,915)

F-100
Notes to the Consolidated Financial Statements December 31, 2021
		From cash flow			Not from cash flow
Net debt	As of December 31, 2019	Amounts from loans	Amounts from interests	Other cash income/expenses	Hedging and non- hedging instruments	Exchange rate differences	Others	As of December 31, 2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with the public and bank loans	(1,753,028)	(136,692)	73,933	7,819	-	(33,280)	(81,616)	(1,922,864)
Current and non-current lease liabilities	(37,897)	8,015	1133	0	-	-	(2,325)	(31,074)
Financial instruments derived from hedging	(23,655)	814	7.634	0	37,371	-	(4,094)	18,070
Current and non-current financial liabilities	(1,814,580)	(127,863)	82,700	7,819	37,371	(33,280)	(88,035)	(1,935,868)
Cash and cash equivalents	588,530	-	-	(78,988)	-	(440)	-	509,102
Deposits that do not qualify as cash and cash equivalents	485,689	-	-	(123,196)	-	(14,032)	(3,002)	345,459
Derivatives from hedge assets	21,188	-	(1,216)	(39,290)	(2,074)	-	388	(21,004)
Derivatives from other financial non-hedge assets	(637)	-	-	10.071	(12,218)	-	-	(2,784)
Total	(719,810)	(127,863)	81,484	(223,584)	23,079	(47,752)	(90,649)	(1,105,095)